Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Preferred shares	Ordinary shares		Treasury shares		Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income(loss)	Total
Balance at Dec. 31, 2022			$ 1,542	[1]	$ (481)	[1]	$ 22,349,767	$ 124,757	$ 28,315,319	$ (1,175,056)	$ 49,615,848
Balance (in Shares) at Dec. 31, 2022			9,345	[1]
Balance (in Shares) at Dec. 31, 2022	[1]				(2,913)
Amortization of shares issued for consulting fees				[1]		[1]	92,960				92,960
Additional rounding shares issued due to share reconsolidation			$ 1	[1]		[1]	(1)
Additional rounding shares issued due to share reconsolidation (in Shares)	[1]		36
Net loss				[1]		[1]			(3,598,480)		(3,598,480)
Statutory reserve				[1]		[1]		28,280	(28,280)
Foreign currency translation adjustment				[1]		[1]				(560,679)	(560,679)
Balance at Dec. 31, 2023			$ 1,543	[1]	$ (481)	[1]	22,442,726	153,037	24,688,559	(1,735,735)	45,549,649
Balance (in Shares) at Dec. 31, 2023			9,381	[1]
Balance (in Shares) at Dec. 31, 2023	[1]				(2,913)
Stock compensation			$ 75	[1]		[1]	572,925				573,000
Stock compensation (in Shares)	[1]		455
Shares issued for private placement			$ 3,500	[1]		[1]	6,996,500				7,000,000
Shares issued for private placement (in Shares)	[1]		21,212
Transaction costs related to private placement			$ 210	[1]		[1]	(300,210)				(300,000)
Transaction costs related to private placement (in Shares)	[1]		1,273
Ordinary shares issued for transaction costs related to private placement			$ (210)	[1]		[1]	210
Ordinary shares issued for transaction costs related to private placement (in Shares)	[1]		(1,273)
Net loss				[1]		[1]			(2,433,536)		(2,433,536)
Statutory reserve				[1]		[1]		2,276	(2,276)
Foreign currency translation adjustment				[1]		[1]				(479,801)	(479,801)
Balance at Dec. 31, 2024			$ 5,118	[1]	$ (481)	[1]	29,712,151	155,313	22,252,747	(2,215,536)	$ 49,909,312
Balance (in Shares) at Dec. 31, 2024			31,048	[1]
Balance (in Shares) at Dec. 31, 2024					(2,913)	[1]					2,913	[2]
Stock compensation		$ 600	$ 125	[1]			3,789,275				$ 3,790,000
Stock compensation (in Shares)		12,000,000	758	[1]
Ordinary shares issued for transaction costs related to private placement			$ 210	[1]			(210)
Ordinary shares issued for transaction costs related to private placement (in Shares)	[1]		1,273
Cashless exercise of warrants			$ 3,164	[1]			(3,164)
Cashless exercise of warrants (in Shares)	[1]		19,177
Issuance of ordinary shares via ATM Program			$ 16,437	[1]			14,039,380				14,055,817
Issuance of ordinary shares via ATM Program (in Shares)	[1]		99,617
Net loss									(3,857,970)		(3,857,970)
Statutory reserve								22,990	(22,990)
Foreign currency translation adjustment										741,523	741,523
Balance at Dec. 31, 2025		$ 600	$ 25,054	[1]	$ (481)	[1]	$ 47,537,432	$ 178,303	$ 18,371,787	$ (1,474,013)	$ 64,638,682
Balance (in Shares) at Dec. 31, 2025		12,000,000	151,873	[1]
Balance (in Shares) at Dec. 31, 2025					(2,913)	[1]					2,913	[2]

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 15) and 3 to 1 share consolidation (Note 18)
[2]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 15) and 3 to 1 share consolidation (Note 18).